[CUNA Mutual Insurance Society Letterhead]

                                 August 20, 2009

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    CUNA Mutual Variable Annuity Account ("Registrant")
       File Nos. 333-148426 and 811-08260

To Whom It May Concern:

On behalf of the Registrant, this Post-Effective Amendment is being made primarily to amend disclosure regarding the Guaranteed Lifetime Withdrawal Benefit rider. Except as amended in this filing, the prospectus and statement of additional information filed in Post-Effective No. 7 (Accession No. 0001209286-09-000230), as amended on July 1, 2009 (Accession No.
0001209286-09-000381), are incorporated by reference in this filing.

Please direct any communications relating to this filing to me at (608)
231-7495.

                                                               Very truly yours,

                                                               /s/Kerry A. Jung

                                                               Kerry A. Jung
                                                               Lead Attorney

Enclosures